Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	[1]	$ 197,985	$ 1,838	$ 2,118	$ 1,373	$ 86	$ 203,400
UNITED STATES | U.S. Federal Government [Member]
Total	[1]	187,848					187,848
UNITED STATES | U.S. Bureau of Land Management [Member]
Total	[1]		656	24			680
UNITED STATES | U.S. Army Corp of Engineers [Member]
Total	[1]			127			127
CANADA | Canadian Federal Government [Member]
Total	[1]	3,335					3,335
CANADA | British Columbia Provincial Government [Member]
Total	[1]	127	$ 1,182	84			1,393
CANADA | Port McNeill Municipal Government [Member]
Total	[1]	186					186
HONDURAS | Honduran Central Government [Member]
Total	[1]	2,202		1,385	27		3,614
HONDURAS | Municipality of Puerto Cortes [Member]
Total	[1]	1,036			35		1,071
MEXICO | Mexican Federal Government [Member]
Total	[1]	2,588		$ 498	1,121	$ 86	4,293
MEXICO | State of Quintana Roo [Member]
Total	[1]	401					401
MEXICO | Municipality of Solidaridad [Member]
Total	[1]	$ 262					262
MEXICO | Municipality of Cozumel [Member]
Total	[1]				$ 190		$ 190

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2024.